FAIR VALUE MEASUREMENT (Details) (Bond [Member], USD $)	Jun. 30, 2014		Jun. 30, 2013
Liabilities:
Acquisition-related consideration	$ 30,679,651	[1]	$ 22,691,011	[1]
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Acquisition-related consideration	0	[1]	0	[1]
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Acquisition-related consideration	0	[1]	0	[1]
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Acquisition-related consideration	$ 30,679,651	[1]	$ 22,691,011	[1]

[1]	Acquisition-related consideration represents the fair value of Incentive Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. The significant unobservable inputs used in the fair value measurement of the acquisition-related consideration include the average future share price from October 1 to December 31, 2014, probability weighting of forecasted future net income performance and forecasted future CAGR performance of Bond, which are based on assumptions developed by management. The forecasted achievement of CAGR of Bond net income is 25%. The average future share price from October 1 to December 31, 2014 is estimated using Monte Carlo model stimulation. Significant changes in forecasted net income and forecasted CAGR of Bond and the average future share price from October 1 to December 31, 2014 would result in a significantly higher or lower fair value measurement. As of June 30, 2013 and June 30, 2014, the fair value of the acquisition-related consideration in connection with Bond totaled $22,691,010 and $30,679,651, respectively.